Average Annual Total Returns - Hypatia Women CEO ETF			12 Months Ended	52 Months Ended
		Nov. 26, 2025	Dec. 31, 2024	Dec. 31, 2024 [2]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Reflects no deduction for fees, expenses, or taxes
S&P Small Cap 600 Index (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.70%	11.05%
FT Wilshire Small Cap Total Return Index (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		14.12%	15.72%
Russell 1000 Equal Weight Index (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		11.53%	10.66%
Hypatia Women CEO ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent			8.54%	9.89%
Performance Inception Date			Aug. 17, 2020
Hypatia Women CEO ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.31%	9.65%
Hypatia Women CEO ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.22%	7.61%

[1]	Effective June 3, 2025, the Fund’s Index Calculation Agent changed from Wilshire Advisors LLC to S&P Opco, LLC and the index utilized for sector allocations was changed from the FT Wilshire Small Cap Index to the S&P Small Cap 600 Index. There are no changes to the Hypatia Women CEO Index (the “Index”), the Index methodology or to the Fund’s holdings apart from certain non-material rebalancing with respect to sector weightings to reflect the new underlying reference index. In connection with the change, the Fund’s performance benchmark changed from the FT Wilshire Small Cap Total Return Index to the S&P Small Cap 600 Index. The S&P SmallCap 600 Index is a stock market index established by S&P Global Ratings. It covers roughly the small-cap range of American stocks, using a capitalization-weighted index.
[2]	Inception date is August 17, 2020.
[3]	FT Wilshire Small Cap Total Return Index is a float-adjusted, market capitalization weighted index of the issues ranked between the 85th and 98th percentile by market capitalization of the FT Wilshire 5000 IndexSM. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[4]	Russell 1000 Equal Weight Index is based on the Russell 1000® Equal Weight Index (Index). The Fund will invest at least 90% of its total assets in the securities that comprise the Index. The Index is composed of securities in the Russell 1000® Index and is equally weighted across 11 sector groups with each security within the sector receiving equal weight. The Index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index